Statutory Reserves And Restricted Net Assets - Statement Of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (211,734)	$ (29,007)	¥ (257,029)	¥ (456,835)
Net cash used in investing activities	142,166	19,477	(97,533)	267,917
Net cash (used in)/ provided by in financing activities	173,729	23,801	241,904	9,575
Effect of exchange rate changes on cash and cash equivalents	(6,408)	(879)	1,140	20,809
Net (decrease)/increase in cash and cash equivalents	97,753	13,392	(111,518)	(158,534)
Cash, cash equivalents and restricted cash at beginning of the year	320,489	43,907	432,007	590,541
Cash, cash equivalents and restricted cash at the end of the year	418,242	$ 57,299	320,489	432,007
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(20,519)		(29,486)	(6,211)
Net cash used in investing activities	(44,013)		(172,856)	(150,456)
Net cash (used in)/ provided by in financing activities	151,029		(3,896)	(2,425)
Effect of exchange rate changes on cash and cash equivalents	(2,504)		8,146	22,430
Net (decrease)/increase in cash and cash equivalents	83,993		(198,092)	(136,662)
Cash, cash equivalents and restricted cash at beginning of the year	15,466		213,558	350,220
Cash, cash equivalents and restricted cash at the end of the year	¥ 99,459		¥ 15,466	¥ 213,558